Annual Total Returns (Bar Chart) - American Bond Trust (American Bond Trust, Series II, American Bond Trust)	12 Months Ended
May 01, 2011
American Bond Trust | Series II, American Bond Trust
Bar Chart Table:
2001	7.67%
2002	3.48%
2003	12.23%
2004	5.25%
2005	1.07%
2006	6.49%
2007	2.76%
2008	(9.82%)
2009	11.92%
2010	5.97%